UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA Florida Municipal Money Fund
               CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 10/01/06 - 12/31/06

Item 1 - Schedule of Investments


CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006                                                                    (In Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
Florida - 100.0%     $   5,300   Broward County, Florida, Educational Facilities Authority Revenue Refunding
                                 Bonds (Nova Southeastern University), VRDN, Series C, 3.99% due 4/01/2024 (k)        $     5,300

                         2,750   Broward County, Florida, HFA, M/F Housing Revenue Bonds (Sailboat Bend Artist
                                 Lofts Project), VRDN, AMT, 3.99% due 4/15/2038 (k)                                         2,750

                         2,400   Broward County, Florida, HFA, M/F Revenue Bonds (Sawgrass Pines Apartments
                                 Project), VRDN, AMT, Series A, 3.97% due 11/01/2023 (k)                                    2,400

                         5,000   Broward County, Florida, School Board, CP, 3.58% due 1/12/2007                             5,000

                         2,000   Collier County, Florida, IDA, IDR, Refunding, (Allete Inc., Project), VRDN, 3.94%
                                 due 10/01/2025 (k)                                                                         2,000

                         6,165   Collier County, Florida, School Board, COP, PUTTERS, VRDN, Series 1406, 3.97% due
                                 2/15/2014 (e)(k)                                                                           6,165

                         2,475   Eagle Tax-Exempt Trust, Miami-Dade County, Florida, Aviation Revenue Refunding
                                 Bonds, VRDN, AMT, Series 2006-0040 Class A, 3.99% due 10/01/2037 (i)(k)                    2,475

                         4,950   Eagle Tax-Exempt Trust, Miami-Dade County, Florida, Aviation Revenue Refunding
                                 Bonds, VRDN, AMT, Series 2006-0060 Class A, 3.99% due 10/01/2038 (b)(k)                    4,950

                         5,235   Eclipse Funding Trust, Solar Eclipse Certificates, Florida, VRDN, Series 2006-0035,
                                 3.94% due 6/01/2034 (f)(k)                                                                 5,235

                         7,075   Flagler County, Florida, School Board, COP, MERLOTS, VRDN, Series D-01, 3.95% due
                                 8/01/2023 (e)(k)                                                                           7,075

                         2,800   Florida Development Finance Corporation, IDR (Enterprise Bond Program), VRDN, AMT,
                                 Series E, 4.07% due 9/01/2026 (k)                                                          2,800

                         1,800   Florida Housing Finance Corporation, M/F Housing Revenue Bonds (Stuart Pointe
                                 Apartments), VRDN, AMT, Series B-3, 3.96% due 4/01/2034 (k)                                1,800

                         1,000   Florida Housing Finance Corporation, M/F Housing Revenue Refunding Bonds
                                 (Charleston Apartments), VRDN, Series I-A, 3.91% due 7/01/2031 (k)                         1,000

                         5,780   Florida Housing Finance Corporation, M/F Housing Revenue Refunding Bonds (Island
                                 Club Apartments), VRDN, Series A, 3.91% due 7/01/2031 (k)                                  5,780

                         6,500   Florida Housing Finance Corporation, M/F Housing Revenue Refunding Bonds (Tuscany
                                 Lakes Apartments), VRDN, AMT, Series 1, 3.99% due 11/15/2035 (d)(k)                        6,500

                         5,000   Florida Housing Finance Corporation, M/F Mortgage Revenue Bonds, FLOATS, VRDN, AMT,
                                 Series 49G, 4.01% due 6/01/2046 (k)                                                        5,000


Portfolio Abbreviations


To simplify the listings of CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT            Alternative Minimum Tax (subject to)
COP            Certificates of Participation
CP             Commercial Paper
FLOATS         Floating Rate Securities
GO             General Obligation Bonds
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDR            Industrial Development Revenue Bonds
MERLOTS        Municipal Exempt Receipts Liquidity Optional Tenders
M/F            Multi-Family
MSTR           Municipal Securities Trust Receipts
PCR            Pollution Control Revenue Bonds
PUTTERS        Puttable Tax-Exempt Receipts
ROCS           Reset Option Certificates
TAN            Tax Anticipation Notes
TOCS           Tender Option Certificates
VRDN           Variable Rate Demand Notes



CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust

Schedule of Investments as of December 31, 2006 (concluded)                                                        (In Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
Florida              $   7,000   Florida Housing Finance Corporation, M/F Mortgage Revenue Bonds (Savannah
(concluded)                      Springs Apartments Limited), VRDN, AMT, Series N, 3.96% due 12/15/2044 (k)           $     7,000

                         7,424   Florida Local Government Finance Commission, CP, 3.60% due 1/19/2007                       7,424

                        10,000   Florida Local Government Finance Commission, CP, 3.60% due 2/09/2007                      10,000

                         2,075   Florida State Board of Education, Capital Outlay, GO, VRDN, Series A, 5.125%
                                 due 6/01/2007 (g)(k)                                                                       2,108

                         2,275   Florida State Board of Education, Lottery Revenue Bonds, VRDN, Series C, 5.25%
                                 due 1/01/2007 (f)(k)                                                                       2,275

                         5,378   Florida State Department of  Environmental Protection, Preservation Revenue Bonds,
                                 FLOATS, VRDN, Series 722, 3.95% due 7/01/2022 (c)(k)                                       5,378

                         1,500   Florida State Department of Management Services, Revenue Refunding Bonds (Division
                                 of Facilities Management), ROCS, VRDN, Series II-R-4079, 3.95% due 9/01/2020 (a)(k)        1,500

                         1,000   Florida State University Financial Assistance Inc., Florida Educational and
                                 Athletic Facilities Improvement Revenue Bonds, MSTR, VRDN, Series SGB-44-A, 3.95%
                                 due 10/01/2031 (a)(k)                                                                      1,000

                         3,600   Gainesville, Florida, Utilities System Revenue Refunding Bonds, VRDN, Series C,
                                 3.95% due 10/01/2026 (k)                                                                   3,600

                         4,855   Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds, FLOATS,
                                 VRDN, AMT, Series 1060, 3.98% due 10/01/2018 (a)(k)                                        4,855

                         7,000   Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds (Tampa
                                 International Airport), VRDN, AMT, Series 2006-C, 3.97% due 10/01/2026 (f)(k)              7,000

                         4,000   Hillsborough County, Florida, HFA, M/F Housing Revenue Bonds (Claymore Crossings
                                 Apartments), VRDN, AMT, 3.96% due 12/15/2038 (k)                                           4,000

                         4,000   Hillsborough County, Florida, HFA, M/F Housing Revenue Bonds (Lake Kathy Apartments),
                                 VRDN, AMT, 3.97% due 12/15/2039 (k)                                                        4,000

                        12,455   Jacksonville, Florida, CP, 3.62% due 1/02/2007                                            12,455

                        10,000   Jacksonville, Florida, CP, 3.65% due 2/14/2007                                            10,000

                         3,000   Jacksonville, Florida, HFA, M/F Housing Revenue Bonds (Christine Cove Apartments),
                                 VRDN, AMT, 3.96% due 9/15/2038 (k)                                                         3,000

                         3,741   Marion County, Florida, IDA, M/F Housing Revenue Refunding Bonds (Chambrel
                                 Project), VRDN, 3.91% due 11/15/2032 (d)(k)                                                3,741

                         6,370   Marion County, Florida, School Board, COP, MERLOTS, VRDN, Series D7, 3.95% due
                                 6/01/2025 (a)(k)                                                                           6,370

                         5,000   Martin County, Florida, PCR, Refunding (Florida Power & Light Company Project),
                                 VRDN, 3.89% due 7/15/2022 (k)                                                              5,000

                         2,050   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds, FLOATS, VRDN, Series
                                 1415, 3.98% due 10/01/2038 (b)(k)                                                          2,050

                         7,500   Miami-Dade County, Florida, Aviation Revenue Refunding Bonds, ROCS, VRDN, AMT,
                                 Series II-R-525, 3.98% due 10/01/2037 (i)(k)                                               7,500

                        15,000   Miami-Dade County, Florida, CP, 3.60% due 1/18/2007                                       15,000

                        12,125   Miami-Dade County, Florida, Expressway Authority, CP, 3.70% due 1/19/2007                 12,125

                        12,300   Miami-Dade County, Florida, IDA, Solid Waste Disposal Revenue Refunding Bonds
                                 (Florida Power and Light Company Project), VRDN, AMT, 3.95% due 2/01/2023 (k)             12,300

                        10,000   Miami-Dade County, Florida, School District, TAN, 4.50% due 6/28/2007                     10,036

                         1,965   Miami-Dade County, Florida, Special Obligation Revenue Bonds, TOCS, VRDN, Series
                                 Z-12, 3.97% due 5/15/2015 (f)(k)                                                           1,965

                        10,000   Municipal Securities Trust Certificates, Florida Housing Finance Corporation
                                 Revenue Bonds, VRDN, AMT, Series 7028, Class A, 3.98% due 7/01/2037 (j)(k)                10,000

                        11,330   Orange County, Florida, Health Facilities Authority Revenue Bonds (Presbyterian
                                 Retirement Communities), VRDN, Series B, 3.98% due 11/01/2035 (h)(k)                      11,330

                           385   Palm Beach County, Florida, Revenue Bonds (Norton Gallery, Inc. Project), VRDN,
                                 3.93% due 5/01/2025 (k)                                                                      385

                        17,895   Palm Beach County, Florida, Special Purpose Facilities Revenue Bonds (Flight
                                 Safety Project), VRDN, AMT, 4% due 6/01/2020 (k)                                          17,895

                         3,935   Peace River/Manasota Regional Water Supply Authority, Florida Revenue Bonds, ROCS,
                                 VRDN, Series II-R-607PB, 3.96% due 10/01/2030 (e)(k)                                       3,935

                         1,000   Sumter County, Florida, IDA, IDR (Robbins Manufacturing Company Project), VRDN,
                                 4.02% due 4/01/2012 (k)                                                                    1,000

                        13,090   Sunshine State Governmental Finance Commission, CP, 3.55% due 1/11/2007                   13,090

                         1,000   Sunshine State Governmental Financing Commission, Florida, Revenue Bonds, VRDN,
                                 3.89% due 7/01/2016 (a)(k)                                                                 1,000

                         3,900   Tampa, Florida, Revenue Bonds (Volunteers of America Project), VRDN, 3.97% due
                                 2/01/2025 (k)                                                                              3,900

                         7,210   Tampa-Hillsborough County, Florida, Expressway Authority Revenue Refunding Bonds,
                                 FLOATS, VRDN, Series K13, 4.03% due 7/01/2023 (a)(k)                                       7,210

                         4,400   West Palm Beach, Florida, Utility System Revenue Bonds, ROCS, VRDN, Series
                                 II-R-621PB, 3.96% due 10/01/2034 (c)(k)                                                    4,400

                                 Total Investments  (Cost - $302,057*)  - 100.0%                                          302,057
                                 Liabilities in Excess of Other Assets - (0.0%)                                             (118)
                                                                                                                      -----------
                                 Net Assets - 100.0%                                                                  $   301,939
                                                                                                                      ===========

  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) CIFG Insured.

(c) FGIC Insured.

(d) FNMA Collateralized.

(e) FSA Insured.

(f) MBIA Insured.

(g) Prerefunded.

(h) Radian Insured.

(i) XL Capital Insured.

(j) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Florida Municipal Money Fund of CMA Multi-State Municipal Series Trust


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Florida Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       CMA Florida Municipal Money Fund of
       CMA Multi-State Municipal Series Trust


Date:  February 20, 2007


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       CMA Florida Municipal Money Fund of
       CMA Multi-State Municipal Series Trust

Date:  February 20, 2007